COLLATERAL SECURITY FOR BORROWINGS	12 Months Ended
Dec. 31, 2024
COLLATERAL SECURITY FOR BORROWINGS
Collateral security for borrowings	NOTE 21 – COLLATERAL SECURITY FOR BORROWINGS
The total carrying amount of vessels which have been provided as security for borrowings amounts to USD 2,827m as of December 31,
2024 (2023: USD 2,070m, 2022: USD 1,856m), including transferred ownership under sale and leaseback arrangements accounted for as financing transactions, where the vessels are not derecognized and where vessels are provided as security for lease debt.
USD 0.7m (2023: USD 0.7m, 2022: USD 0.7m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to other lenders.
USD 0.3m (2023: USD 0.4m, 2022: USD 0.4m) in floating charge in Marine Exhaust Technology A/S have been provided as security for loans to banks.
In 2024 zero shares (2023: 10,500 shares, 2022: 10,500 shares) in ME Production A/S with a book value of zero (2023: USD 2.1m,
2022: USD 2.1m) have been provided as security for loans to the lenders of Marine Exhaust Technology A/S.
USD 6.2m (2023: USD 6.6m, 2022: USD 6.4m) in floating charge in ME Production A/S with a book value of 7.4m (2023: USD
10.5m, 2022: USD 10.2m) have been provided as security for loans to banks.
Please refer to Note 1 for further information.